                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21501

                            ING Clarion Investors LLC
               (Exact name of registrant as specified in charter)

                          14 East 4th Street Suite 1128
                               New York, NY 10012
               (Address of principal executive offices) (Zip code)

                                 Annemarie Gilly

                           ING Clarion Investors, LLC

                          14 East 4th Street Suite 1128

                               New York, NY 10012
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-505-2459

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Report(s) to Stockholders.

ING Clarion Investors LLC
----------------------------------------

Officers and Directors

Annemarie Gilly
Chief Executive Officer

Jeffrey Lazar
Chief Financial Officer and Treasurer

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

----------------------------------------
Custodian
     Investors Bank & Trust
     200 Clarendon Street, 16th floor
     Boston, MA 02116
----------------------------------------

                               Semi-Annual Report
                            June 30, 2005 (Unaudited)

July 2005

ING CLARION INVESTORS LLC

Dear Member,

Enclosed is the Semi-Annual Report for ING Clarion Investors LLC. (The "Fund"). This report covers the period from December 31, 2004 through June 30, 2005. As of June 30, 2005, all of the Fund's assets were invested in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the "Cayman Partnership"), which in turn invests all of its assets in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the "Real Estate Partnership"). At June, 2005, the Fund's investment in the Cayman Partnership was valued at $17,853,558. At that date, the net asset value of the Cayman Partnership was $127,659,049, and the net asset value of the Real Estate Partnership was $167,723,506, which included investments in 81 mortgage-backed investments valued at $223,821,666 and deposits with a broker as collateral for investments sold, not yet purchased in the amount of $102,441,171. Liabilities primarily consisted of investments sold short of $102,215,215, due to broker of $26,924,700, and reverse repurchase agreements of $30,838,000.

The Real Estate Partnership's general partner, ING Clarion Securitization GP, LLC, and its President, Daniel Heflin, have indicated they would be pleased to discuss with you any questions you may have regarding the Real Estate Partnership, its results or the markets generally. Please also feel free to contact me regarding the Fund and these financial statements.

Annemarie Gilly
Chief Executive Officer

                            ING Clarion Investors LLC

        Statement of Assets, Liabilities and Members' Capital (Unaudited)

                                  June 30, 2005

Asset
Investment in the Cayman Partnership, at fair value                  $17,853,558
                                                                     -----------
Total assets                                                         $17,853,558
                                                                     ===========

Liabilities and Members' Capital
Members' capital                                                      17,853,558
                                                                     -----------

Total liabilities and members' capital                               $17,853,558
                                                                     ===========

Shares of Beneficial Interest:
   Shares issued and outstanding                                          42,493
   Net asset value per share                                         $  420.1502

                      See notes to the financial statements

                            ING Clarion Investors LLC

                       Statement of Operations (Unaudited)

                     For the six months ended June 30, 2005

Income and expenses allocated from the Investment in the Cayman Partnership
Investment income                                                             $1,069,848
Change in unrealized appreciation allocated from Cayman Partnership               18,070
                                                                              ----------
Net increase in partners' capital from operations                             $1,086,918
                                                                              ==========

                      See notes to the financial statements

                            ING Clarion Investors LLC

              Statement of Changes in Members' Capital (Unaudited)

                     For the six months ended June 30, 2005

Members' capital at beginning of period                     $16,510,268
Capital contributions from members                            1,065,049
Distributions to members                                       (808,688)
Net increase in members' capital from operations              1,086,929
                                                            -----------
Members' capital at end of period                           $17,853,558
                                                            ===========

Members' share transactions:
   Shares issued in connection with capital contributions         2,575
                                                            ===========

                      See notes to the financial statements

                            ING Clarion Investors LLC

                       Statement of Cash Flows (Unaudited)

                     For the six months ended June 30, 2005

Cash flows from operating activities
Net increase in members' capital from operations                                    $ 1,086,918
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
      Net investment income allocated from the Cayman Partnership                    (1,069,848)
      Net change in unrealized appreciation allocated from the Cayman Partnership       (18,070)
      Contributions to the Cayman Partnership                                        (1,065,049)
      Distributions from the Cayman Partnership                                         808,688
                                                                                    -----------
Net cash used in operating activities                                                  (256,361)
                                                                                    -----------
Cash flows from financing activities
Capital contributions from members                                                    1,065,049
Capital distributions to members                                                       (808,688)
                                                                                    -----------
Net cash provided by financing activities                                               256,361
                                                                                    -----------
Net change in cash                                                                           --
Cash, beginning of period                                                                    --
                                                                                    -----------
Cash, end of period                                                                 $        --
                                                                                    ===========

                      See notes to the financial statements

                           ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

1. Organization

ING Clarion Investors LLC (the "Fund"), a Delaware limited liability company, was formed on January 26, 2004 and is a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the "Cayman Partnership "). The Cayman Partnership is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the "Real Estate Partnership"). The Real Estate Partnership is organized with the objective of achieving significant capital appreciation and current income by investing in a diversified portfolio of commercial real estate debt investments. The general partner of the Real Estate Partnership is ING Clarion Securitization GP, LLC, a Delaware limited liability company (the "General Partner"). The Fund does not have an investment adviser. All assets of the Fund are invested in the Cayman Partnership.

The Fund shall be dissolved upon the earlier of (i) dissolution of the Real Estate Partnership and (ii) at such time as is required by law.

2. Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. The Fund maintains its financial records in United States dollars. For financial reporting purposes, the Fund follows the accrual method of accounting.

Use of Estimates--Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Investment in the Cayman Partnership-- The Fund's investment in the Cayman Partnership is valued at the Fund's proportionate interest in the partners' capital of the Cayman Partnership. The performance of the Fund is directly affected by the performance of the Cayman Partnership, which in turn is directly affected by the performance of the Real Estate Partnership. As such, significant accounting policies of the Real Estate Partnership have been included.

As of June 30, 2005, the Fund had a 14.0% ownership interest in the Cayman Partnership, which in turn had a 76.1% ownership interest in the Real Estate Partnership. Accordingly, the Fund had a 10.6% indirect interest in the Real Estate Partnership.

                           ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

The Fund records contributions and withdrawals related to its investment in the Cayman Partnership on the trade date. The results of operations of the Fund, insofar as it results in changes in the Fund's investment, are reflected in the accompanying statement of operations.

Investment Valuation--The Real Estate Partnership's fixed income real estate investments' valuations are based on information with respect to transactions in such investments, pricing services, quotations from dealers, if available, market transactions in comparable real estate investments, credit quality and various relationships between investment values and yield to maturity. The value of investments for which market quotations are not readily available are determined in good faith at estimated fair value as determined by the General Partner of the Real Estate Partnership. These values may differ from the value that would have been used had a broader market for the investments existed and the differences could be material to the Real Estate Partnership's financial statements, and would also have a similar impact to the Fund's financial statements.

At June 30, 2005, 67.05% of the Real Estate Partnership's investments in subordinate commercial mortgage backed investments consisted of investments where market quotations were not readily available, and were deemed illiquid. These investments were valued by the General Partner of the Real Estate Partnership in good faith based on the factors described above at $150,045,318.

Cash and Cash Equivalents--The Fund considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Organizational and Offering Expenses--Organizational expenses incurred in connection with the formation of the Real Estate Partnership are expensed as incurred. Offering costs are charged directly to the Real Estate Partnership's partners' capital as incurred.

Income Taxes-- The Fund is treated as a partnership for U.S. federal income tax purposes. As such, the Fund is not subject to U.S. federal income tax at the entity-level, although it will be required to file an annual information return with the Internal Revenue Service (the "IRS"). Each Member will take into account its distributive share of each item of the Fund's income, gain, loss and credit.

3. General Partner Management Fees

The General Partner of the Real Estate Partnership is responsible for the management of the Real Estate Partnership. The General Partner is paid a management fee of 1.5% per annum

                           ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

of the commitment of each limited partner in the Real Estate Partnership during the commitment period, as defined in the partnership agreement; thereafter, the management fee is equal to 1.5% of the unreturned funded commitments of each limited partner. For six months ended June 30, 2005 the Fund's share of the management fees incurred by the Real Estate Partnership and paid to the General Partner was $225,735.

In accordance with the Real Estate Partnership's partnership agreement, management fees shall be reduced by the sum of (a) all placement agency fees paid by the Real Estate Partnership and (b) the amount of fees, net of out-of-pocket expenses, received by the General Partner of the Real Estate Partnership or its affiliates for services rendered in connection with the resecuritization of any Real Estate Partnership investment. During 2005, no fees were received by the General Partner of the Real Estate Partnership or its affiliates with respect to clause (a) or (b) above.

The General Partner of the Real Estate Partnership is also entitled to an incentive allocation of profits of the Real Estate Partnership (as described in Note 4) of up to 20% if certain return thresholds are met. For the six months ended June 30, 2005, the General Partner of the Real Estate Partnership did not receive such an allocation. Accordingly, there was no indirect incentive allocation to the Fund.

In accordance with its partnership agreement, operating expenses of the Real Estate Partnership as well as the direct operating expenses of the Cayman Partnership and the Fund are borne by the Real Estate Partnership and allocated pro rata to each entity based on their respective committed capital. The Fund's allocation of such aggregate expenses is included in the Statement of Operations under the caption "Income and expenses allocated from investment in the Cayman Partnership". In addition, the Statement of Operations also reflects the identifiable direct expenses of the Fund and a corresponding offset for such Fund expenses borne by the Real Estate Partnership.

4. Members' Capital

Pursuant to the Fund's Operating Agreement, all distributions of amounts that represent current income, net proceeds from dispositions, and all distributions of investments in kind shall be apportioned among the members in proportion to their respective interests with respect to the investment, giving rise to the particular distribution.

Pursuant to the Real Estate Partnership's partnership agreement, distributions of current income, proceeds from dispositions and in-kind distributions will be allocated in proportion to and to the extent of: (i) the limited partner's funded commitment, (ii) the limited partner's

                            ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

preferred return of 9% per annum (compounded annually) of their funded commitment, (iii) 50% to the limited partner and 50% to the general partner until the aggregate General Partner distributions equal 20% of limited partner distributions and (iv) 80% to the limited partner and 20% to the General Partner (referred to as its incentive allocation). The Fund's Members' Capital will be decreased by its pro-rata share of the incentive allocation to the General Partner of the Real Estate Partnership.

The Fund is authorized to issue up to $200,000,000 in shares of beneficial interest. Shares of beneficial interest in connection with capital contributions were initially issued at $1,000 per share. Distributions to members do not result in a reduction in the shares of beneficial interest outstanding. The Fund has total capital commitments from Members of $30,098,065, of which $17,399,961 or 57.81% was contributed as of June 30, 2005. The Fund will have subscriptions equal to any capital call sufficient to meet capital calls of the Cayman Partnership.

5. Investment in the Cayman Partnership

The Real Estate Partnership has total capital commitments of $282,598,065 as of June 30, 2005. At June 30, 2005, the Cayman Partnership's net assets were $127,659,049, comprised solely of its investment in the Real Estate Partnership. The Fund's share of the capital commitments to the Real Estate Partnership, through its direct capital commitment to the Cayman Partnership, is $30,098,065 of which $17,399,961 or 57.81% was contributed as of June 30, 2005

6. Summary Financial Information of the Real Estate Partnership

As of June 30, 2005, the Real Estate Partnership has invested in 81 classes of 15 CMBS issues, for a total purchase price of $214,770,828, a total face amount of $486,327,252 and coupons ranging from 4.690% to 5.700%. The following table shows the Real Estate Partnership's investments at June 30, 2005.

                            ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

ING Clarion Investors, LLC
Schedule of Investments (a)

Commercial Mortgage Backed Securities (133.45%(b))

                                                                               Face
                                                                              Amount             Value
                                                                           -----------       ------------
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041   $ 8,616,500       $  7,062,800
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041    13,897,068 (c)      4,999,130
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040                      15,930,797 (c)      6,051,381
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040                       5,792,000          4,699,213
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036                36,887,484 (c)     15,200,517
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036                12,845,000          9,899,756
CS First Boston Mortgage Securities Corp., 5.226% - 5.331%, 12/15/2036      29,956,490 (c)     11,189,118
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037              20,430,000 (c)      7,139,376
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037               9,614,000          6,593,161
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038              26,052,997 (c)      9,383,561
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038               3,908,000          2,821,393
LB UBS Commercial Mortgage Trust., 5.224%, 7/15/2037                        28,943,893 (c)     10,908,944
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042                             28,432,494 (c)     11,686,391
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042                              9,951,000          7,499,927
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042                             24,496,705 (c)     10,175,945
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042                              7,199,000          5,680,312
Wachovia Bank Commercial Mortgage Trust., 4.99%, 5/15/2044                  34,311,341 (c)     15,382,566
Wachovia Bank Commercial Mortgage Trust., 4.99%, 5/15/2044                  14,127,000         11,222,187
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041                24,543,900 (c)      9,142,228
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041                 8,662,000          6,919,788
Wachovia Bank Commercial Mortgage Trust., 5.096%, 4/15/2035                 29,518,535 (c)     10,401,356
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041                 11,958,000          9,456,426
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041                 25,255,508 (c)      8,643,256
Wachovia Bank Commercial Mortgage Trust., 5.238% - 5.357%, 11/15/2035       21,921,293 (c)      9,362,283
Wachovia Bank Commercial Mortgage Trust., 5.238%, 11/15/2035                 2,500,000          1,921,387
Wachovia Bank Commercial Mortgage Trust., 5.447% - 5.700%, 10/15/2035       30,576,247 (c)     10,379,266

Total investments in securities (133.45%(b))
   (amortized cost $221,632,655)                                                             $223,821,666
                                                                                             ============

(a) The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

(b) Represents percentage of partners' capital at June 30, 2005

(c) Securities are deemed illiquid at June 30, 2005 and have been fair valued.

                            ING Clarion Investors LLC

                   Notes to Financial Statements (Unaudited)

The Real Estate Partnership had the following investments sold, not yet purchased at June 30, 2005:

Securities Sold, Not Yet Purchased:

Face Amount                     U.S Treasury Notes and Bonds           Value
-----------                     ----------------------------           -----
($93,232,000)                   U.S. Treasury, 4.75%, 05/15/14      ($99,190,107)
    (434,000)                   U.S. Treasury, 6.25%, 05/15/30        (3,025,108)
                                                                   -------------
Total securities sold, not yet purchased (proceeds $100,289,265)   ($102,215,215)
                                                                   =============

The Real Estate Partnership had the following reverse repurchase agreement open at June 30, 2005:

Reverse Repurchase Agreement:

Broker                     Interest Rate   Maturity   Amount
------                     -------------   --------   ------
Bear, Stearns & Co. Inc.       4.05%       07/22/05   $30,838,000

                           ING Clarion Investors LLC

                   Notes to Financial Statements (Unaudited)

7. Market and Other Risk Factors

As an indirect investor in the Real Estate Partnership, the Fund is subject to the same market and other risk factors as the Real Estate Partnership. Below are the market and other risk factors related to the Real Estate Partnership.

At June 30, 2005, the Real Estate Partnership's schedule of investments is comprised primarily of non-investment grade interests of commercial mortgage-backed investments and may also include subordinated interests of individual loans secured by commercial real estate commonly referred to as High Yield Real Estate Debt. As a result the Real Estate Partnership is subject to market and other risk factors, including, but not limited to the following:

General Economic and Real Estate Risks -- General economic and real estate conditions may result in occasional or permanent reductions in the value of the Real Estate Partnership's assets.

Credit Risk -- There are no restrictions on the credit quality of the investments in the Real Estate Partnership. Subordinated investments have significant uncertainties and increased exposure to adverse conditions, and are considered to be speculative. Investments in subordinated interests may involve greater risk of default than senior classes of the issue or series. At June 30, 2005, approximately 31% of the total fair value of investments was invested in unrated subordinate commercial mortgage backed investments.

Liquidity Risk -- The Real Estate Partnership's schedule of investments is comprised primarily of illiquid investments, which may cause the Real Estate Partnership to retain certain investments longer than anticipated or to dispose of assets at a value less than anticipated.

Hedging Risk -- The Real Estate Partnership's hedging instruments may not be effective due to many possible factors, including basis risk and credit deterioration of the Real Estate Partnership's assets.

Other risks include counterparty risk, interest rate risk and prepayment and extension risk, all of which could impact the anticipated yield or return on the Real Estate Partnership's investments.

                           ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

7. Market and Other Risk Factors (continued)

Investments sold, not yet purchased represent transactions in which the Real Estate Partnership sells investments it does not own and is obligated to repurchase the investments at their market value at the time of replacement. Potential losses from investments sold, not yet purchased may be unlimited.

As of June 30, 2005, the Partnership had $102,215,215 in hedging instruments outstanding comprised of U.S. Treasury securities sold for proceeds of $100,289,265, not yet purchased.

Reverse repurchase agreements are transactions whereby investments are sold under agreements to repurchase. Such transaction is treated in the Real Estate Partnership's financial statements as a collateralized financing transaction. If the counterparty to the reverse repurchase agreement fails financially, there is a risk of delay in recovery of the investments or loss of rights in the collateral. As such, all transactions to repurchase investments are with major financial institutions. At June 30, 2005 reverse repurchase agreements are stated at their respective market values in the Real Estate Partnership's statement of financial condition and are presented in detail in the Real Estate Partnership's schedule of investments, which is included in Note 6 of these financial statements. Accrued interest on these transactions is reflected as interest payable in the Real Estate Partnership's statement of financial condition.

8. Indemnities

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Financial Highlights

The following represents the per share operating performance for a share of beneficial interest outstanding throughout the period and the ratios to average members' capital information for the six months ended June 30, 2005:

                            ING Clarion Investors LLC

                    Notes to Financial Statements (Unaudited)

9. Financial Highlights (continued)

Net asset value, beginning of period               $    413.60
   Income from investment operations
      Net investment income (1)                          25.96
      Net realized and unrealized gain                    0.44
                                                   -----------
         Total income from investment operations         26.40
                                                   -----------

   Distributions to members                             (19.85)
                                                   -----------
Net asset value, end of period                     $    420.15
                                                   ===========
Ratio to average members' capital:

   Net investment income                                  6.14%

Members' Capital                                   $17,853,558
Total Return                                              6.24%

Portfolio Turnover Rate                                   0.00%

     (1) Calculated based upon average shares outstanding throughout the period.

The ratios and total return are calculated based on average members' capital taken as a whole and are not annualized for periods less than one year.


ING CLARION CAPITAL
230 Park Avenue, New York, NY 10169
T 212.883.2500 F 212.883.2700
w www.ingclarion.com

Attached hereto.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING Clarion Investors, LLC


By: /s/ Annemarie Gilly
    --------------------------------------
Name: Annemarie Gilly

Title: President and Chief Executive Officer

Date: September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Annemarie Gilly
    --------------------------------------

Name: Annemarie Gilly

Title: President and Chief Executive Officer

Date: September 7, 2005


By: /s/ Jeff Lazar
    --------------------------------------

Name: Jeff Lazar

Title: Treasurer and Chief Financial Officer

Date: September 7, 2005




                            STATEMENT OF DIFFERENCES
                            ------------------------

The section symbol shall be expressed as ................................ 'SS'